1933 Act/Rule 497(j)


                                       November 8, 2000

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix-Euclid Funds
         Registration No. 333-45675

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in the registration statement for such registrant, filed electronically on October 26, 2000.


                                            Very truly yours,
                                            /s/ Pamela S. Sinofsky
                                            Pamela S. Sinofsky
                                            Phoenix Investment Partners, Ltd.